UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Poplar Forest Capital, LLC
Address: 70 South Lake Avenue, Suite 930
         Pasadena, CA  91101

13F File Number:  028-13350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Dale Harvey
Title:     Managing Member
Phone:     626-304-6060

Signature, Place, and Date of Signing:

 /s/  J. Dale Harvey     Pasadena, CA     November 01, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $186,985 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1376    15870 SH       SOLE                    15870        0        0
ABBOTT LABS                    COM              002824100     7547   144476 SH       SOLE                   144476        0        0
AETNA INC NEW                  COM              00817Y108     7064   223480 SH       SOLE                   223480        0        0
ALBEMARLE CORP                 COM              012653101      468    10000 SH       SOLE                    10000        0        0
APOLLO GROUP INC               CL A             037604105     2701    52592 SH       SOLE                    52592        0        0
AVERY DENNISON CORP            COM              053611109     6413   172762 SH       SOLE                   172762        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109     7333   222629 SH       SOLE                   222629        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6530   498101 SH       SOLE                   498101        0        0
BAXTER INTL INC                COM              071813109     6478   135771 SH       SOLE                   135771        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     4924   181634 SH       SOLE                   181634        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     4969   130035 SH       SOLE                   130035        0        0
CINTAS CORP                    COM              172908105     6487   235471 SH       SOLE                   235471        0        0
CITIGROUP INC                  COM              172967101     4797  1230031 SH       SOLE                  1230031        0        0
DONNELLEY R R & SONS CO        COM              257867101     6114   360498 SH       SOLE                   360498        0        0
ELECTRONIC ARTS INC            COM              285512109     3224   196256 SH       SOLE                   196256        0        0
EMERSON ELEC CO                COM              291011104     1177    22355 SH       SOLE                    22355        0        0
GENERAL ELECTRIC CO            COM              369604103     6861   422240 SH       SOLE                   422240        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      540    13656 SH       SOLE                    13656        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     7951    59271 SH       SOLE                    59271        0        0
JOHNSON & JOHNSON              COM              478160104     1326    21394 SH       SOLE                    21394        0        0
KRAFT FOODS INC                CL A             50075N104     2168    70245 SH       SOLE                    70245        0        0
LINCOLN NATL CORP IND          COM              534187109     3964   165734 SH       SOLE                   165734        0        0
MCGRAW HILL COS INC            COM              580645109     7200   217782 SH       SOLE                   217782        0        0
MEDTRONIC INC                  COM              585055106     5278   157175 SH       SOLE                   157175        0        0
MICROSOFT CORP                 COM              594918104     6399   261304 SH       SOLE                   261304        0        0
OMNICOM GROUP INC              COM              681919106     6590   166930 SH       SOLE                   166930        0        0
ORACLE CORP                    COM              68389X105     7369   274459 SH       SOLE                   274459        0        0
PFIZER INC                     COM              717081103     1449    84380 SH       SOLE                    84380        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      530    10800 SH       SOLE                    10800        0        0
PROCTER & GAMBLE CO            COM              742718109     1969    32827 SH       SOLE                    32827        0        0
ROBERT HALF INTL INC           COM              770323103     6374   245168 SH       SOLE                   245168        0        0
ROSS STORES INC                COM              778296103     2909    53254 SH       SOLE                    53254        0        0
SEI INVESTMENTS CO             COM              784117103     1172    57612 SH       SOLE                    57612        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    11103    97283 SH       SOLE                    97283        0        0
SUNOCO INC                     COM              86764P109     3770   103284 SH       SOLE                   103284        0        0
SUPERVALU INC                  COM              868536103     2522   218746 SH       SOLE                   218746        0        0
TEXAS INSTRS INC               COM              882508104     2277    83916 SH       SOLE                    83916        0        0
TIME WARNER CABLE INC          COM              88732J207     6425   119006 SH       SOLE                   119006        0        0
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106     6993   239314 SH       SOLE                   239314        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1069    23540 SH       SOLE                    23540        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1209    26605 SH       SOLE                    26605        0        0
WEIGHT WATCHERS INTL INC NEW   COM              948626106     3966   127172 SH       SOLE                   127172        0        0